Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

	Bank loans	Convertible and other Notes	Lease liabilities	Total
More than 5 years	433,662	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	1,135,969
More than 1 year	1,421,465	148,166	—	1,569,631
Less than 1 year	138,537	—	—	138,537
At January 1, 2019	1,560,002	148,166	—	1,708,168

New loans	220,000	50,000	323	270,323
Adoption IFRS 16 (Note 4)	—	—	105,238	105,238
Scheduled repayments	(53,516)	—	(17,043)	(70,559)
Early repayments	(367,350)	—	—	(367,350)
Other changes	1,810	98	—	1,908
Translation differences	—	—	(73)	(73)
Balance at June 30, 2019	1,360,946	198,264	88,445	1,647,655

More than 5 years	383,083	—	2,727	385,810
Between 1 and 5 years	866,421	198,264	56,820	1,121,505
More than 1 year	1,249,504	198,264	59,547	1,507,315
Less than 1 year	111,442	—	28,898	140,340
Balance at June 30, 2019	1,360,946	198,264	88,445	1,647,655

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2019			December 31, 2018
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	57,930	57,930	57,134	79,762	79,762	78,746
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	133,962	20,000	20,000	147,559	105,000	105,000
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	358,814	190,000	187,633	395,289	165,000	162,002
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	292,700	85,000	82,946	316,060	150,000	147,541
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,233	26,233	24,620	26,459	26,459	24,711
Secured vessels loan 81.4M	USD	libor +1.50%	2029	67,844	67,844	67,171	71,236	71,236	70,507
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	65,949	65,949	65,949	68,263	68,263	68,263
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	97,622	97,622	96,264	101,961	101,961	100,490
Secured vessels loan 89.7M	USD	libor +1.50%	2029	80,877	80,877	80,877	85,295	85,295	85,295
Secured vessels loan 221.4M	USD	libor +1.70%	2029	199,558	199,558	199,558	210,459	210,459	210,459
Secured vessels loan 126.8M	USD	libor +2.60%	2029	114,308	114,308	114,308	120,553	120,553	120,553
Secured vessels loan 195.7M	USD	libor + 2.75%	2022	181,281	181,281	181,281	188,481	188,481	188,481
Secured vessels Revolving loan 200.0M*	USD	libor + 2.0%	2025	187,172	145,000	143,205	200,000	200,000	197,955
Secured vessels Revolving loan 100.0M*	USD	libor + 2.1%	2021	100,000	—	—	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	40,000	40,000	60,000	—	—
Total interest-bearing bank loans				2,024,250	1,371,602	1,360,946	2,071,375	1,572,467	1,560,002

* The total amount available under the Revolving Credit Facility depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				June 30, 2019			December 31, 2018
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	200,000	200,000	198,264	150,000	150,000	148,166
Total other notes				200,000	200,000	198,264	150,000	150,000	148,166